Financial instruments and risk management Total gains recognized in profit or loss (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 17,461	€ 18,207
Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Gains (losses) on financial assets at fair value through profit or loss	70
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Measured at fair value | Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Gains (losses) on financial assets at fair value through profit or loss	€ 70